Loans Held-for-Investment (Troubled Debt Restructuring Detail) (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) loan	Jun. 30, 2015 USD ($) loan	Jun. 30, 2016 USD ($) loan	Jun. 30, 2015 USD ($) loan	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan	Dec. 31, 2013 USD ($) loan
Troubled Debt Restructurings [Line Items]
Number of Accounts | loan	28	237	128	420	698	520	1,211
Pre-Modification Unpaid Principal Balance	$ 3	$ 32	$ 12	$ 64	$ 102	$ 60	$ 138
Post-Modification Recorded Investment	3	30	11	61	98	58	121
Increase (Decrease) in Allowance at Modification	$ 0	$ (2)	$ 0	$ (1)	$ (2)	$ 3	$ 3
Number of Accounts | loan		1	5	1	8	25	100
Unpaid Principal Balance		$ 0	$ 0	$ 0	$ 0	$ 0	$ 8
Increase (Decrease) in Allowance at Subsequent Default		$ 0	$ 0	$ 0	$ 0	$ 0	$ 2
Residential first mortgage
Troubled Debt Restructurings [Line Items]
Number of Accounts | loan	3	77	16	191	325	165	322
Pre-Modification Unpaid Principal Balance	$ 1	$ 23	$ 3	$ 53	$ 81	$ 48	$ 86
Post-Modification Recorded Investment	1	22	4	52	80	47	75
Increase (Decrease) in Allowance at Modification	$ 0	$ (2)	$ 0	$ (1)	$ (2)	$ 3	$ 2
Number of Accounts | loan			1		3	2	26
Unpaid Principal Balance			$ 0		$ 0	$ 0	$ 6
Increase (Decrease) in Allowance at Subsequent Default			$ 0		$ 0	$ 0	$ 1
Second mortgage
Troubled Debt Restructurings [Line Items]
Number of Accounts | loan	5	35	26	68	97	325	571
Pre-Modification Unpaid Principal Balance	$ 0	$ 1	$ 1	$ 3	$ 4	$ 11	$ 22
Post-Modification Recorded Investment	0	1	1	2	3	10	20
Increase (Decrease) in Allowance at Modification	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1
Number of Accounts | loan		1		1	2	18	41
Unpaid Principal Balance		$ 0		$ 0	$ 0	$ 0	$ 1
Increase (Decrease) in Allowance at Subsequent Default		$ 0		$ 0	$ 0	$ 0	$ 1
HELOC
Troubled Debt Restructurings [Line Items]
Number of Accounts | loan	20	122	85	158	273	30	313
Pre-Modification Unpaid Principal Balance	$ 2	$ 8	$ 6	$ 8	$ 17	$ 1	$ 27
Post-Modification Recorded Investment	2	7	5	7	15	1	23
Increase (Decrease) in Allowance at Modification	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Number of Accounts | loan					3	5
Unpaid Principal Balance					$ 0	$ 0
Increase (Decrease) in Allowance at Subsequent Default					$ 0	$ 0
Other
Troubled Debt Restructurings [Line Items]
Number of Accounts | loan					3
Pre-Modification Unpaid Principal Balance					$ 0
Post-Modification Recorded Investment					0
Increase (Decrease) in Allowance at Modification					$ 0
Commercial real estate
Troubled Debt Restructurings [Line Items]
Number of Accounts | loan							5
Pre-Modification Unpaid Principal Balance							$ 3
Post-Modification Recorded Investment							3
Increase (Decrease) in Allowance at Modification							$ 0
Number of Accounts | loan							33
Unpaid Principal Balance							$ 1
Increase (Decrease) in Allowance at Subsequent Default							$ 0
Second Mortgage and Home Equity Line of Credit Loans | Reconsolidated as a Result of Litigation Settlements
Troubled Debt Restructurings [Line Items]
New TDRs, number of accounts | loan							463
New TDRs, post-modification unpaid principal balance							$ 31
Other Consumer and Commercial Loans
Troubled Debt Restructurings [Line Items]
Number of Accounts | loan		3		3
Pre-Modification Unpaid Principal Balance		$ 0		$ 0
Post-Modification Recorded Investment		0		0
Increase (Decrease) in Allowance at Modification		$ 0		$ 0
Commercial and industrial
Troubled Debt Restructurings [Line Items]
Number of Accounts | loan			1
Pre-Modification Unpaid Principal Balance			$ 2
Post-Modification Recorded Investment			1
Increase (Decrease) in Allowance at Modification			$ 0
HELOC loans
Troubled Debt Restructurings [Line Items]
Number of Accounts | loan			4
Unpaid Principal Balance			$ 0
Increase (Decrease) in Allowance at Subsequent Default			$ 0